Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

May 17, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. (the “Company”)

File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Company’s Prospectus for the (i) Emerging Markets Series, (ii) Inflation Focus Equity Series, and the Statement of Additional Information for the Series, each dated May 11, 2011, do not differ from those contained in Post-Effective Amendment No. 89 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on May 11, 2011 (Accession #: 0001193125-11-135775).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams